Document And Entity Information	Mar. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 27, 2023
Entity Registrant Name	Reneo Pharmaceuticals, Inc.
Entity Central Index Key	0001637715
Entity Emerging Growth Company	true
Securities Act File Number	001-40315
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-2309515
Entity Address, Address Line One	18575 Jamboree Road, Suite 275-S
Entity Address, City or Town	Irvine
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92612
City Area Code	858
Local Phone Number	283-0280
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	RPHM
Security Exchange Name	NASDAQ